LEASE (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of Components of Lease Cost

The Company`s leases include offices for its facilities worldwide, as well as car leases, which are all classified as operating leases. Certain leases include renewal options that are under the Company`s sole discretion. The renewal options were included in the right of use (“ROU”) and liability calculation if it was reasonably certain that the Company will exercise the option.

	December 31
	2020	2019

Lease cost:
Fixed cost and variable payments that depend on an index or rate	$21,104	$16,995
Short-term lease cost	1,854	1,031
Total operating lease cost	$22,958	$18,026

Schedule of Supplemental Cash Flow Information

	December 31
	2020	2019

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(19,061)	$(15,376)

Weighted average remaining operating lease term	6.57	7.79
Weighted average discount rate operating lease	4.1%	4.8%

Schedule of Future Minimum Lease Payments of Operating Lease Liabilities

Future minimum lease payments of the operating lease liabilities as of December 31, 2020 were as follows:

Fiscal Years Ending December 31,	Lease Commitments

2021	$23,186
2022	20,461
2023	14,786
2024	11,670
2025	10,315
After 2026	33,227

Total operating lease payments	113,645

Less:
Imputed interest	17,122

Present value of lease liabilities	$96,523